General information about financial statements - Disclosure of detailed information about business combination (Details) R$ in Millions	Jul. 01, 2026 BRL (R$)	Jun. 05, 2025 USD ($)	Jun. 05, 2025 BRL (R$)
FamPro Tissue Holdings B.V.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership under call option		49.00%	49.00%
Acquired in subsidiary	51.00%
Kimberly Clark Tissue
Disclosure of non-adjusting events after reporting period [line items]
Carrying amount of net assets	R$ 5,143
Inventories	286
Property, plant and equipment	5,465
Trademarks and patents	634
Deferred taxes, net	(1,668)
Goodwill	1,730
Fair value of net identifiable assets	11,590
Acquired interest	5,912
Non-controlling interest	5,678
Consideration transferred		$ 1,293,000,000	R$ 6,717
Acquisition cost of the call option (6)	(805)
Total consideration transferred in the business combination	R$ 5,912